John Hancock Financial Services U.S. Wealth Management Law Department 601 Congress Street Boston, MA 02210-2805 (617) 663-3192 Fax: (617) 663-2197 E-Mail: tloftus@jhancock.com

VIA EDGAR

June 29, 2012

Sonny Oh, Esq.

Division of Investment Management

Office of Insurance Products

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4644

Re:	Manulife Financial Corporation and John Hancock Life Insurance Company (U.S.A.)
Combined Registration Statements on Form F-3 (File Nos. 333-179261 and 333-179261-01)

Dear Mr. Oh:

Manulife Financial Corporation and John Hancock Life Insurance Company (U.S.A.) (the “Registrants”) transmit for filing via EDGAR this Pre-Effective Amendment No. 1 to the Combined Registration Statements on Form F-3 under the Securities Act of 1933 (the “Act”) for the registration of the above-captioned Combined Registration Statements (the “Pre-Effective Amendment”).

This Pre-Effective Amendment reflects changes in response to comments you gave us on March 22, 2012 in regard to the initial filing of the Combined Registration Statement on January 31, 2012, as filed with the Securities and Exchange Commission (the “Commission”), and as further modified by comments you gave to us over the telephone on June 18, 2012 and during the week of June 25, 2012. This filing also includes other non-material changes of an updating or clerical nature.

On behalf of the Registrants and John Hancock Distributors LLC, their Principal Underwriter, I have been authorized to request an order to accelerate the effectiveness of the above-referenced Combined Registration Statements to the earliest possible time on July 19, 2012. I intend to make such request orally as soon as practicable after filing the Pre-Effective Amendment. As required by Rule 461(a) of the Act, the Registrants and Principal Underwriter certify that they are aware of their obligations under the Act.

The Commission staff has requested that the Registrants acknowledge and agree, and the Registrants do hereby acknowledge and state, that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any comments and questions regarding the Combined Registration Statements to me at (617) 663-3192 or, in my absence, to David Pickett, Senior Counsel - Annuities at (617) 663-2203.

Very truly yours,

/s/ Thomas J. Loftus

Thomas J. Loftus

Senior Counsel - Annuities